Financial Instruments (Details)	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)
Financial Instruments (Details) [Line Items]
Average annual movement foreign exchange rate		3.60%	8.19%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss (in Dollars)	$ 1,000						$ 2,233,871
Interest rate	3.85%
Foreign Currency Risk [Member]
Financial Instruments (Details) [Line Items]
Average annual movement foreign exchange rate	0.35%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 61,518
Interest rate		0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 18,864
Interest rate		0.00%
Cash And Cash Equivalent [Member] | Interest Rate 1.44 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 27,457
Interest rate		1.44%
Cash And Cash Equivalent [Member]
Financial Instruments (Details) [Line Items]
Interest rate	0.05%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest rate of 2.7% [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 11,529,456
Interest rate	2.70%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 705,952		$ 106,224
Interest rate	0.00%		0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 182,048		$ 281,415
Interest rate	0.00%		0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Two Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 207,581	$ 15,473,231	$ 29,361,393	$ 138,388	$ 10,279,099	$ 20,233,747
Interest rate	0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Three Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 18,141			$ 12,094
Interest rate	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Four Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 4,293
Interest rate	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 3.85 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 150,000
Interest rate		3.85%
Maturity date		Sep. 02, 2023
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.29 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 4,863,883
Interest rate			0.29%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.15 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 42,713
Interest rate			0.15%
Maturity date			Sep. 02, 2022
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.15 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 150,000
Interest rate			0.15%
Maturity date			Sep. 07, 2022
Cash And Cash Equivalent [Member] | Interest Rate 3.85 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 42,713
Interest rate		3.85%
Maturity date		Aug. 28, 2023